SHORT-TERM NOTES PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
SHORT-TERM NOTES PAYABLE
Short-term notes payable	$ 473,247	$ 388,052